RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8:-        RELATED PARTY BALANCES AND TRANSACTIONS

The Company provides research and development services to one of its affiliates Neviah Genomics in consideration for pre-scheduled determined fees. During the six-month periods ended June 30, 2013 and June 30, 2012, the Company recognized $ 184 and $ 0 in revenues, respectively, from such agreement.